ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 8.1%
	FIXED INCOME - 8.1%
178,700	Invesco Fundamental High Yield Corporate Bond ETF				$ 3,146,907
57,000	iShares Trust iShares 1-5 Year Investment Grade				2,901,870
28,900	SPDR Blackstone Senior Loan ETF				1,285,183
32,000	SPDR Bloomberg High Yield Bond ETF				3,123,520
					10,457,480

	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,209,007)				10,457,480

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 23.9%
	CLO — 23.8%
2,000,000	Apidos CLO XV (a),(b)	US0003M + 2.700%	3.7630	04/20/31	1,921,276
500,000	Ares XXXIIR CLO Ltd. (a),(b)	US0003M + 2.900%	3.4060	05/15/30	475,545
2,000,000	Benefit Street Partners Clo XII Ltd. (a),(b)	US0003M + 3.050%	4.0940	10/15/30	1,946,423
2,000,000	BlueMountain Fuji US CLO II Ltd. (a),(b)	US0003M + 3.000%	4.0630	10/20/30	1,933,760
250,000	Carlyle Global Market Strategies CLO 2013-4 Ltd. (a),(b)	US0003M + 1.750%	2.7940	01/15/31	246,767
2,000,000	CARLYLE US CLO 2018-2 Ltd. (a),(b)	US0003M + 2.900%	3.9440	10/15/31	1,940,522
1,400,000	Cedar Funding IX CLO Ltd. (a),(b)	US0003M + 2.600%	3.6630	04/20/31	1,354,471
1,000,000	Columbia Cent CLO 28 Ltd. (a),(b)	US0003M + 3.420%	3.7350	11/07/30	934,026
1,500,000	Dryden 37 Senior Loan Fund (a),(b)	US0003M + 5.150%	6.1940	01/15/31	1,429,793
1,600,000	Dryden 55 CLO Ltd. (a),(b)	US0003M + 2.850%	3.8940	04/15/31	1,545,590
1,500,000	Greenwood Park CLO Ltd. (a),(b)	US0003M + 2.500%	3.5440	04/15/31	1,444,836
2,000,000	Mountain View CLO IX Ltd. (a),(b)	US0003M + 3.120%	4.1640	07/15/31	1,850,104
1,000,000	Oaktree CLO 2019-1 Ltd. (a),(b)	US0003M + 3.800%	4.9360	04/22/30	931,400
2,000,000	Octagon Investment Partners 18-R Ltd. (a),(b)	US0003M + 5.510%	6.5540	04/16/31	1,891,370
2,150,000	OZLM XXIV Ltd. (a),(b)	US0003M + 4.260%	5.3230	07/20/32	2,104,133
1,500,000	Rockford Tower CLO 2017-1 Ltd. (a),(b)	US0003M + 4.980%	6.0430	04/20/34	1,502,235
1,750,000	Shackleton 2014-V-R CLO Ltd. (a),(b)	US0003M + 3.150%	3.4650	05/07/31	1,702,838
1,000,000	Sound Point CLO VIII-R, Ltd. (a),(b)	US0003M + 6.600%	7.6440	04/15/30	820,084
2,025,000	Steele Creek CLO 2014-1 Ltd. (a),(b)	US0003M + 2.800%	3.8980	04/21/31	1,888,493
2,000,000	Venture XV CLO Ltd. (a),(b)	US0003M + 3.920%	4.9640	07/15/32	1,899,034
1,000,000	Zais Matrix CDO I (a),(b)	TSFR3M + 4.670%	5.2900	01/25/35	986,931
					30,749,631

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 23.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
58,756	Alternative Loan Trust 2007-J1 (c)	3.9460	11/25/36	$ 56,376
2,724,860	BCAP, LLC Trust 2007-AA2 (b),(d)	0.4170	04/25/37	31,161
6,658,618	Vendee Mortgage Trust 2011-2 (b),(d)	0.3640	10/15/41	80,337
				167,874
	TOTAL ASSET BACKED SECURITIES (Cost $32,012,137)			30,917,505

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.3%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.3%
329,530	Fannie Mae Interest Strip (d)	8.0000	11/25/27	40,520
181,821	Fannie Mae Interest Strip (d)	6.5000	04/25/32	29,548
111,167	Fannie Mae Interest Strip (d)	5.0000	10/25/33	13,909
129,739	Fannie Mae Interest Strip (d)	5.5000	12/25/33	25,396
80,178	Fannie Mae Interest Strip (b),(d)	6.0000	07/25/34	12,830
463,798	Fannie Mae Interest Strip (d)	4.5000	09/25/35	78,579
200,775	Fannie Mae Interest Strip (b),(d)	6.5000	09/25/35	35,874
161,694	Fannie Mae Interest Strip (b),(d)	6.5000	11/25/35	25,619
698,943	Fannie Mae Interest Strip (d)	5.0000	04/25/36	116,187
195,104	Fannie Mae Interest Strip (b),(d)	6.0000	05/25/36	39,204
107,758	Fannie Mae Interest Strip (d)	6.0000	06/25/36	23,993
985,742	Fannie Mae Interest Strip (d)	5.0000	07/25/36	190,572
730,997	Fannie Mae Interest Strip (d)	6.5000	07/25/36	156,199
176,749	Fannie Mae Interest Strip (d)	5.0000	10/25/36	35,681
2,070,610	Fannie Mae Interest Strip (d)	5.5000	11/25/36	411,112
103,886	Fannie Mae Interest Strip (d)	5.5000	07/25/37	17,341
165,804	Fannie Mae Interest Strip (d)	6.0000	01/25/38	32,396
635,910	Fannie Mae Interest Strip (d)	6.0000	01/25/38	151,421
136,867	Fannie Mae Interest Strip (d)	6.0000	02/25/38	27,471
1,000,432	Fannie Mae Interest Strip (d)	6.0000	05/25/39	321,846
304,222	Fannie Mae Interest Strip (d)	4.5000	06/25/39	44,335
450,422	Fannie Mae Interest Strip (d)	5.5000	11/25/39	98,189
1,275,496	Fannie Mae Interest Strip (d)	5.5000	11/25/40	251,415
451,923	Fannie Mae Interest Strip (d)	4.0000	04/25/42	81,648

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.3% (Continued)
112,396	Fannie Mae REMICS (b),(d)	US0001M + 7.950%	7.2820	07/25/31	$ 9,503
618,920	Fannie Mae REMICS (b),(d)	US0001M + 7.750%	7.0820	02/25/33	97,513
192,286	Fannie Mae REMICS (d)		6.0000	05/25/33	28,067
288,261	Fannie Mae REMICS (b),(d)	US0001M + 38.500%	5.5000	07/25/33	50,050
363,834	Fannie Mae REMICS (b),(d)		5.0000	10/25/34	64,443
264,356	Fannie Mae REMICS (b),(d)	US0001M + 6.650%	5.9820	12/25/34	29,310
91,915	Fannie Mae REMICS (b),(d)	US0001M + 6.050%	5.3820	10/25/35	10,313
161,523	Fannie Mae REMICS (b),(d)	US0001M + 6.700%	6.0320	10/25/35	20,982
221,625	Fannie Mae REMICS (b),(d)	US0001M + 6.625%	5.9570	01/25/36	28,970
66,719	Fannie Mae REMICS (b),(d)	US0001M + 6.700%	6.0320	03/25/36	8,739
27,895	Fannie Mae REMICS (b),(d)	US0001M + 6.700%	6.0320	03/25/36	4,293
1,759,095	Fannie Mae REMICS (b),(d)	US0001M + 0.380%	1.0480	04/25/36	222,774
1,865,032	Fannie Mae REMICS (b),(d)	US0001M + 0.390%	1.0580	07/25/36	200,519
169,080	Fannie Mae REMICS (b),(d)	US0001M + 6.580%	5.9120	10/25/36	23,241
132,107	Fannie Mae REMICS (b),(d)	US0001M + 6.600%	5.9320	12/25/36	18,451
65,154	Fannie Mae REMICS (b),(d)	US0001M + 7.200%	6.5320	01/25/37	8,858
270,004	Fannie Mae REMICS (b),(d)	US0001M + 6.770%	6.1020	04/25/37	41,251
1,014,108	Fannie Mae REMICS (b),(d)	US0001M + 6.760%	6.0920	06/25/37	141,424
111,688	Fannie Mae REMICS (b),(d)	US0001M + 6.400%	5.7320	07/25/37	15,858
141,369	Fannie Mae REMICS (b),(d)	US0001M + 6.600%	5.9320	07/25/37	16,756
935,887	Fannie Mae REMICS (b),(d)	US0001M + 6.520%	5.8520	09/25/37	118,567
134,957	Fannie Mae REMICS (b),(d)	US0001M + 6.410%	5.7420	11/25/37	18,286
250,144	Fannie Mae REMICS (b),(d)	US0001M + 6.400%	5.7320	12/25/37	36,282
339,687	Fannie Mae REMICS (b),(d)	US0001M + 6.300%	5.6320	01/25/38	44,331
6,686,105	Fannie Mae REMICS (b),(d)	US0001M + 6.450%	0.1500	02/25/38	26,306
76,955	Fannie Mae REMICS (b)	US0001M + 23.283%	20.8350	02/25/38	85,091
2,289,872	Fannie Mae REMICS (b),(d)	US0001M + 6.000%	5.3320	07/25/38	273,383
453,442	Fannie Mae REMICS (b),(d)	US0001M + 6.050%	5.3820	09/25/39	45,686
470,167	Fannie Mae REMICS (d)		6.0000	11/25/39	46,816
128,386	Fannie Mae REMICS (b),(d)	US0001M + 6.250%	5.5820	01/25/40	17,106
131,951	Fannie Mae REMICS (d)		5.5000	10/25/40	18,173
361,406	Fannie Mae REMICS (d)		6.0000	11/25/40	76,080
455,302	Fannie Mae REMICS (b),(d)	US0001M + 6.030%	5.3620	12/25/40	59,206

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.3% (Continued)
91,581	Fannie Mae REMICS (d)		4.0000	03/25/41	$ 12,290
337,838	Fannie Mae REMICS (d)		5.0000	06/25/41	52,473
3,272,227	Fannie Mae REMICS (d)		5.0000	10/25/41	425,452
556,736	Fannie Mae REMICS (b),(d)	US0001M + 6.550%	5.8820	10/25/41	64,739
1,911,469	Fannie Mae REMICS (b),(d)	US0001M + 6.520%	5.8520	12/25/41	311,199
1,406,455	Fannie Mae REMICS (b),(d)	US0001M + 6.700%	6.0320	03/25/42	124,754
1,146,729	Fannie Mae REMICS (b),(d)	US0001M + 5.550%	4.8820	08/25/42	107,788
1,727,480	Fannie Mae REMICS (d)		5.0000	09/25/42	325,325
1,889,322	Fannie Mae REMICS (d)		4.5000	02/25/43	336,620
125,691	Fannie Mae REMICS (d)		4.5000	02/25/43	14,351
333,941	Fannie Mae REMICS (b),(d)	US0001M + 6.000%	5.3320	10/25/43	41,223
474,411	Fannie Mae REMICS (d)		5.5000	12/25/43	82,456
1,472,594	Fannie Mae REMICS (b),(d)	US0001M + 6.250%	5.5820	01/25/45	194,194
320,997	Fannie Mae REMICS (d)		5.0000	06/25/45	44,038
550,323	Fannie Mae REMICS (b),(d)	US0001M + 6.000%	5.3320	07/25/46	95,579
1,900,815	Fannie Mae REMICS (b),(d)	US0001M + 6.200%	5.5320	12/25/47	293,201
1,227,307	Fannie Mae REMICS (b),(d)	US0001M + 6.150%	5.4820	01/25/48	176,285
661,761	Fannie Mae REMICS (d)		5.5000	08/25/48	122,345
1,049,763	Fannie Mae REMICS (b),(d)	US0001M + 6.250%	5.5820	08/25/48	127,761
151,988	Fannie Mae REMICS (d)		4.5000	10/25/48	28,064
514,055	Fannie Mae REMICS (b),(d)	US0001M + 6.050%	5.3820	08/25/49	80,100
137,072	Freddie Mac REMICS (b),(d)	US0001M + 7.880%	7.3260	06/15/31	20,744
1,541,449	Freddie Mac REMICS (d)		6.5000	05/15/32	237,050
108,923	Freddie Mac REMICS (b),(d)		6.5000	05/15/32	15,800
307,328	Freddie Mac REMICS (b),(d)	US0001M + 8.000%	7.4460	06/15/32	36,523
59,982	Freddie Mac REMICS (b),(d)	US0001M + 7.900%	7.3460	11/15/32	10,825
65,350	Freddie Mac REMICS (b),(d)	US0001M + 8.000%	7.4460	12/15/32	7,645
299,144	Freddie Mac REMICS (d)		5.5000	03/15/33	47,357
714,786	Freddie Mac REMICS (b),(d)	US0001M + 6.000%	5.4460	05/15/34	71,534
318,450	Freddie Mac REMICS (b),(d)	US0001M + 6.700%	6.1460	11/15/34	46,923
414,259	Freddie Mac REMICS (b),(d)	US0001M + 6.050%	5.4960	03/15/35	44,555
1,054,423	Freddie Mac REMICS (b),(d)	US0001M + 6.600%	6.0460	10/15/35	154,134
66,295	Freddie Mac REMICS (b),(d)	US0001M + 6.700%	6.1460	02/15/36	9,078
302,353	Freddie Mac REMICS (b),(d)	US0001M + 6.650%	6.0960	05/15/36	35,177

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.3% (Continued)
127,567	Freddie Mac REMICS (b),(d)	US0001M + 6.650%	6.0960	11/15/36	$ 18,927
277,240	Freddie Mac REMICS (b),(d)	US0001M + 6.100%	5.5460	04/15/37	40,449
255,933	Freddie Mac REMICS (b),(d)	US0001M + 6.050%	5.4960	08/15/37	30,073
261,144	Freddie Mac REMICS (b),(d)	US0001M + 6.030%	5.4760	09/15/37	32,151
246,617	Freddie Mac REMICS (d)		5.5000	07/15/39	23,513
186,130	Freddie Mac REMICS (b),(d)	US0001M + 6.730%	6.1760	09/15/39	25,788
328,807	Freddie Mac REMICS (d)		3.5000	10/15/39	27,310
2,884,736	Freddie Mac REMICS (b),(d)	US0001M + 6.550%	5.9960	03/15/40	491,313
202,778	Freddie Mac REMICS (b),(d)	US0001M + 6.030%	5.4760	11/15/40	26,064
174,407	Freddie Mac REMICS (b),(d)	US0001M + 6.550%	5.9960	08/15/42	33,098
503,309	Freddie Mac REMICS (d)		4.5000	09/15/43	96,266
1,626,528	Freddie Mac REMICS (d)		5.5000	12/25/43	308,596
206,550	Freddie Mac REMICS (d)		4.0000	03/15/45	26,808
11,863,766	Freddie Mac REMICS (b),(d)	US0001M + 6.100%	0.1000	05/15/46	42,078
286,011	Freddie Mac REMICS (b),(d)	US0001M + 6.000%	5.4460	05/15/46	43,842
492,100	Freddie Mac REMICS (b),(d)	US0001M + 6.000%	5.4460	09/15/46	84,895
897,725	Freddie Mac REMICS (b),(d)	US0001M + 6.100%	5.4320	08/25/50	158,370
621,325	Freddie Mac REMICS (d)		2.5000	02/25/51	79,746
1,231,077	Freddie Mac REMICS (d)		4.5000	03/25/51	243,036
1,298,523	Freddie Mac REMICS (d)		4.0000	05/25/51	231,511
1,299,076	Freddie Mac REMICS (d)		3.5000	12/25/51	212,873
283,768	Freddie Mac REMICS (b),(d)	US0001M + 5.900%	5.3460	01/15/54	37,150
260,227	Freddie Mac Strips (d)		8.0000	08/01/27	36,943
157,181	Freddie Mac Strips (d)		7.0000	03/15/32	32,232
4,904,359	Freddie Mac Strips (d)		3.5000	12/15/33	588,914
231,787	Freddie Mac Strips (d)		4.5000	09/15/35	31,886
328,541	Freddie Mac Strips (d)		5.0000	04/15/36	56,495
385,169	Freddie Mac Strips (d)		5.5000	07/15/36	69,995
64,642	Freddie Mac Strips (d)		6.0000	08/15/36	12,045
568,542	Freddie Mac Strips (d)		5.0000	09/15/36	106,847
947,543	Freddie Mac Strips (d)		5.5000	12/15/36	163,747
188,794	Freddie Mac Strips (d)		4.5000	05/15/40	29,038
414,718	Freddie Mac Strips (b),(d)		4.0000	01/15/43	64,886
1,535,384	Freddie Mac Strips (d)		5.0000	12/15/43	286,770

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.3% (Continued)
882,938	Freddie Mac Strips (b),(d)		4.0000	10/15/47	$ 140,767
1,228,754	Freddie Mac Strips (b),(d)		3.5000	06/15/50	191,112
786,263	Government National Mortgage Association (d)		5.0000	05/20/34	110,785
504,360	Government National Mortgage Association (b),(d)	US0001M + 7.100%	6.5060	06/20/34	61,440
28,119	Government National Mortgage Association (b)	US0001M + 27.500%	24.5280	12/16/34	33,807
166,361	Government National Mortgage Association (b),(d)	US0001M + 4.180%	3.5860	07/20/37	6,196
186,270	Government National Mortgage Association (b),(d)	US0001M + 6.500%	5.9060	01/16/38	24,448
103,359	Government National Mortgage Association (b),(d)	US0001M + 6.460%	5.8660	02/20/38	5,000
1,312,028	Government National Mortgage Association (b),(d)	US0001M + 6.490%	5.8960	02/20/38	122,621
153,690	Government National Mortgage Association (b),(d)	US0001M + 6.470%	5.8760	03/20/38	11,685
129,595	Government National Mortgage Association (b),(d)	US0001M + 6.270%	5.6760	04/20/38	413
186,869	Government National Mortgage Association (b),(d)	US0001M + 6.250%	5.6560	06/16/38	21,107
160,202	Government National Mortgage Association (b),(d)	US0001M + 6.250%	5.6560	06/20/38	17,265
79,642	Government National Mortgage Association (b),(d)	US0001M + 7.300%	6.7060	12/20/38	7,567
138,449	Government National Mortgage Association (b),(d)	US0001M + 5.950%	5.3560	06/20/39	8,708
205,589	Government National Mortgage Association (b),(d)	US0001M + 6.550%	5.9560	07/16/39	9,627
475,189	Government National Mortgage Association (b),(d)		3.4960	02/20/40	48,232
90,592	Government National Mortgage Association (b),(d)	US0001M + 6.000%	5.4060	09/20/40	11,733
1,518,265	Government National Mortgage Association (b),(d)	US0001M + 6.020%	5.4260	10/16/40	194,173
156,153	Government National Mortgage Association (b),(d)	US0001M + 6.050%	5.4560	11/16/40	22,032
642,697	Government National Mortgage Association (d)		4.0000	01/20/41	51,988
205,997	Government National Mortgage Association (d)		4.0000	03/16/41	28,014
456,038	Government National Mortgage Association (b),(d)	US0001M + 6.690%	6.0960	11/16/41	70,539
150,389	Government National Mortgage Association (d)		3.5000	01/20/43	27,505
370,372	Government National Mortgage Association (d)		3.5000	04/20/43	38,394
1,697,975	Government National Mortgage Association (d)		4.0000	08/20/43	156,031
112,910	Government National Mortgage Association (b),(d)	US0001M + 6.100%	5.5060	11/20/43	15,783
244,022	Government National Mortgage Association (b),(d)	US0001M + 6.100%	5.5060	04/20/44	36,488
445,523	Government National Mortgage Association (b),(d)	US0001M + 5.600%	5.0060	06/16/44	56,785
128,354	Government National Mortgage Association (d)		4.0000	10/20/44	11,256
1,814,829	Government National Mortgage Association (d)		5.0000	10/20/44	364,698
1,795,548	Government National Mortgage Association (d)		4.0000	11/20/44	184,482
680,221	Government National Mortgage Association (b),(d)	US0001M + 5.600%	5.0060	02/20/45	79,877
594,568	Government National Mortgage Association (b),(d)	US0001M + 5.600%	5.0060	05/20/45	68,506

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.3% (Continued)
114,214	Government National Mortgage Association (d)		4.0000	06/20/45	$ 11,428
488,989	Government National Mortgage Association (d)		4.0000	07/20/45	40,471
690,994	Government National Mortgage Association (b),(d)	US0001M + 6.200%	5.6060	10/20/45	114,747
397,960	Government National Mortgage Association (d)		4.5000	11/16/45	80,044
597,869	Government National Mortgage Association (b),(d)	US0001M + 5.650%	5.0560	01/20/46	79,586
226,555	Government National Mortgage Association (b),(d)	US0001M + 6.100%	5.5060	01/20/46	30,564
737,718	Government National Mortgage Association (b),(d)	US0001M + 6.100%	5.5060	09/20/46	111,026
245,965	Government National Mortgage Association (d)		3.5000	10/20/46	43,965
250,434	Government National Mortgage Association (d)		5.5000	05/16/47	44,466
383,990	Government National Mortgage Association (d)		4.0000	01/20/48	69,657
275,412	Government National Mortgage Association (d)		5.5000	09/20/48	39,711
408,785	Government National Mortgage Association (d)		5.5000	10/20/48	73,903
1,871,957	Government National Mortgage Association (d)		3.5000	04/20/50	300,917
1,883,138	Government National Mortgage Association (d)		2.5000	07/20/51	213,672
2,633,526	Government National Mortgage Association (d)		3.0000	08/20/51	364,132
3,440,610	Government National Mortgage Association (b),(d)		2.1570	10/20/69	231,821
					15,848,324
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,086,727)				15,848,324

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.5%
	AEROSPACE & DEFENSE — 0.3%
325,000	Howmet Aerospace, Inc.		5.1250	10/01/24	331,102

	ASSET MANAGEMENT — 2.1%
1,480,000	FS KKR Capital Corporation		4.1250	02/01/25	1,454,448
1,250,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation		4.7500	09/15/24	1,223,450
					2,677,898
	AUTOMOTIVE — 5.7%
500,000	Fiat Chrysler Automobiles N.V.		5.2500	04/15/23	509,070
450,000	Ford Motor Credit Company, LLC (b),(e)	US0003M + 1.080%	1.3830	08/03/22	449,314
350,000	Ford Motor Credit Company, LLC		3.3500	11/01/22	350,537
480,000	Ford Motor Credit Company, LLC Series B		4.1400	02/15/23	479,390

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.5% (Continued)
	AUTOMOTIVE — 5.7% (Continued)
726,000	Ford Motor Credit Company, LLC		3.0960	05/04/23	$ 718,377
675,000	Ford Motor Credit Company, LLC		3.3700	11/17/23	665,719
850,000	Ford Motor Credit Company, LLC		3.8100	01/09/24	836,234
764,000	Ford Motor Credit Company, LLC		3.6640	09/08/24	740,167
777,000	Ford Motor Credit Company, LLC		4.6870	06/09/25	762,831
500,000	Ford Motor Credit Company, LLC		5.1250	06/16/25	499,325
1,083,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	1,022,082
250,000	General Motors Financial Company, Inc.		3.5500	07/08/22	250,930
					7,283,976
	BANKING — 5.3%
1,000,000	BBVA Bancomer S.A. (a)		6.7500	09/30/22	1,014,161
1,002,000	BNP Paribas S.A. (a)		4.3750	09/28/25	996,444
500,000	BPCE S.A. (a)		5.1500	07/21/24	508,925
628,000	Citigroup, Inc. (b)	US0003M + 4.068%	5.9500	01/30/23	629,570
490,000	Danske Bank A/S (a)		3.8750	09/12/23	492,340
1,000,000	First Citizens BancShares, Inc. (a),(b)	US0003M + 3.972%	5.8000	01/04/27	1,005,250
1,463,000	First Horizon National Corporation		3.5500	05/26/23	1,464,984
800,000	Societe Generale S.A. (a)		4.2500	04/14/25	790,154
					6,901,828
	BIOTECH & PHARMA — 3.9%
1,000,000	Bausch Health Companies, Inc. (a)		6.1250	04/15/25	1,004,375
1,350,000	Bausch Health Companies, Inc. (a)		9.0000	12/15/25	1,356,750
1,663,000	Teva Pharmaceutical Finance Netherlands III BV		2.8000	07/21/23	1,614,864
750,000	Teva Pharmaceutical Finance Netherlands III BV		6.0000	04/15/24	750,945
300,000	Teva Pharmaceutical Finance Netherlands III BV		6.0000	04/15/24	300,378
					5,027,312
	CABLE & SATELLITE — 1.4%
1,736,000	CSC Holdings, LLC		5.8750	09/15/22	1,747,640

	COMMERCIAL SUPPORT SERVICES — 2.0%
2,595,000	Aramark Services, Inc. (a)		6.3750	05/01/25	2,646,394

	CONTAINERS & PACKAGING — 0.9%
1,117,000	Graphic Packaging International, LLC		4.8750	11/15/22	1,124,691

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.5% (Continued)
	DIVERSIFIED INDUSTRIALS — 0.2%
250,000	General Electric Company Series D (e)	US0003M + 3.330%	4.1560	06/15/22	$ 237,155

	ELECTRIC UTILITIES — 3.5%
820,000	Electricite de France S.A. (a),(e)	USSW10 + 3.709%	5.2500	01/29/49	812,825
350,000	Electricite de France S.A. (e)	USSW10 + 3.709%	5.2500	01/29/23	346,938
955,000	Electricite de France S.A. (a),(e)	USSW10 + 3.041%	5.6250	01/22/24	934,773
1,998,000	FirstEnergy Corporation		3.6000	07/15/22	1,997,310
150,000	FirstEnergy Corporation		2.0500	03/01/25	142,038
265,000	Pennsylvania Electric Company (a)		4.1500	04/15/25	264,850
					4,498,734
	INSTITUTIONAL FINANCIAL SERVICES — 0.7%
1,000,000	Bank of New York Mellon Corporation (The) Series H (b)	H15T5Y + 3.352%	3.7000	03/20/26	928,750

	LEISURE FACILITIES & SERVICES — 2.6%
1,576,000	Carnival Corporation		7.2000	10/01/23	1,593,658
345,000	Marriott International, Inc.		3.2500	09/15/22	345,553
625,000	Marriott International, Inc.		2.1250	10/03/22	623,459
835,000	Royal Caribbean Cruises Ltd.		5.2500	11/15/22	837,184
					3,399,854
	OIL & GAS PRODUCERS — 0.9%
245,000	DCP Midstream Operating, L.P.		3.8750	03/15/23	244,470
401,000	Energy Transfer Operating, L.P.		3.6000	02/01/23	401,869
500,000	Energy Transfer Operating, L.P.		4.2500	03/15/23	504,003
					1,150,342
	PUBLISHING & BROADCASTING — 0.0%(e)
26,000	Pearson Funding plc (a)		3.2500	05/08/23	25,660

	REAL ESTATE INVESTMENT TRUSTS — 3.5%
850,000	American Tower Trust #1 (a)		3.0700	03/15/23	850,055
1,705,000	MGM Growth Properties Operating Partnership, L.P. (a)		4.6250	06/15/25	1,703,593
164,000	Office Properties Income Trust		4.0000	07/15/22	164,134
1,960,000	Service Properties Trust		4.6500	03/15/24	1,854,964

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.5% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 3.5% (Continued)				$ 4,572,746

	RETAIL - DISCRETIONARY — 1.2%
1,605,000	Penske Automotive Group, Inc.		3.5000	09/01/25	1,550,903

	SOFTWARE — 2.3%
2,963,000	NortonLifeLock, Inc.		3.9500	06/15/22	2,962,541

	SPECIALTY FINANCE — 2.0%
1,021,000	Credit Acceptance Corporation (a)		5.1250	12/31/24	1,010,126
200,000	Engie S.A. (a)		2.8750	10/10/22	200,329
500,000	ILFC E-Capital Trust I (a),(b)	US0003M + 1.550%	4.0500	12/21/65	391,250
1,025,000	OneMain Finance Corporation		6.1250	03/15/24	1,030,058
					2,631,763
	TECHNOLOGY SERVICES — 0.7%
930,000	Nielsen Company Luxembourg SARL (The) (a)		5.0000	02/01/25	932,325

	TELECOMMUNICATIONS — 2.0%
2,650,000	Telecom Italia SpA (a)		5.3030	05/30/24	2,603,426

	TOBACCO & CANNABIS — 1.1%
605,000	Imperial Brands Finance plc (a)		3.7500	07/21/22	605,210
80,000	Imperial Brands Finance plc		3.7500	07/21/22	80,028
785,000	Imperial Brands Finance plc (a)		3.5000	02/11/23	784,948
					1,470,186
	TRANSPORTATION & LOGISTICS — 4.2%
859,171	American Airlines 2013-2 Class A Pass Through Trust		4.9500	01/15/23	853,927
1,044,902	American Airlines 2015-2 Class B Pass Through Trust		4.4000	09/22/23	1,016,132
1,245,000	American Airlines Group, Inc.		5.0000	06/01/22	1,245,113
1,175,000	Delta Air Lines, Inc.		2.9000	10/28/24	1,122,084
1,198,986	United Airlines 2014-2 Class B Pass Through Trust		4.6250	09/03/22	1,203,949
					5,441,205
	TOTAL CORPORATE BONDS (Cost $61,841,422)				60,146,431

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 7.8%
	COMMERCIAL SUPPORT SERVICES — 0.7%
876,858	Aramark Services, Inc. (b)	US0001M – 2.500%	2.6010	04/01/28	$ 871,285

	LEISURE FACILITIES & SERVICES — 1.9%
997,462	Carnival Corporation (b)	US0001M – 3.000%	3.7500	06/30/25	985,353
1,294,997	CEDAR FAIR LP ADJ% 04/13/2024 (b)	US0001M – 1.750%	1.8650	04/13/24	1,287,913
250,000	Scientific Games Corporation (b)	TSFR1M – 3.000%	3.5730	04/07/29	249,180
					2,522,446
	RETAIL - DISCRETIONARY — 0.8%
995,000	Great Outdoors Group, LLC (b)	US0001M – 3.750%	4.5140	03/05/28	987,413

	SEMICONDUCTORS — 0.4%
500,000	MKS Instruments, Inc. (b)	TSFR1M – 2.750%	–	04/11/29	498,750

	SOFTWARE — 0.9%
1,250,000	Sunshine Software Merger Sub, Inc. (b)	US0001M + 3.750%	4.2500	09/21/28	1,234,894

	TRANSPORTATION & LOGISTICS — 3.1%
1,000,000	AAdvantage Loyalty IP Ltd. (b)	US0003M + 4.750%	5.8130	03/10/28	1,019,305
1,000,000	Air Canada (b)	US0001M + 3.500%	4.2500	07/27/28	992,250
1,982,481	United Airlines, Inc. (b)	US0001M + 3.750%	4.5000	04/14/28	1,970,993
					3,982,548
	TOTAL TERM LOANS (Cost $10,164,093)				10,097,336

	TOTAL INVESTMENTS - 98.6% (Cost $133,313,386)				$ 127,467,076
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.4%				1,844,728
	NET ASSETS - 100.0%				$ 129,311,804

A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
S/A	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
N/A	N/A
TSFR1M	TSFR1M
TSFR3M	TSFR3M
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USSW10	USD SWAP SEMI 30/360 10Y

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2022 the total market value of 144A securities is 51,683,794 or 40.0% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at April 30, 2022.
(d)	Interest only securities.
(e)	Percentage rounds to less than 0.1%.